Share-Based Compensation - Schedule of Unvested Restricted Stock (Details) - Successor [Member] - Restricted Stock Units (RSUs) [Member] - $ / shares	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Number of Restricted Shares, Unvested, Beginning Balance		725,200
Number of Restricted Shares, Granted	725,200	1,184,000
Number of Restricted Shares, Vested and issued		(290,510)
Number of Restricted Shares, Forfeited		(116,000)
Number of Restricted Shares, Unvested, Ending Balance	725,200	1,502,690
Weighted Average Grant Date Fair Value per Share, Unvested, Beginning Balance		$ 10.94
Weighted Average Grant Date Fair Value per Share, Granted	10.94	9.86
Weighted Average Grant Date Fair Value per Share, Vested and issued		10.27
Weighted Average Grant Date Fair Value per Share, Forfeited		10.59
Weighted Average Grant Date Fair Value per Share, Unvested, Ending Balance	$ 10.94	$ 10.25